(Do not use this space)
---------------------------------
                                :                        FORM N-23C-1
                                :
                                :             SECURITIES AND EXCHANGE COMMISSION
                                :
                                :                   Washington, D.C.  20549
                                :
                                :
                                :
---------------------------------

 STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY WITH RESPECT TO PURCHASES
          OF ITS SECURITIES PURSUANT TO RULE 23c-1 UNDER THE INVESTMENT
               COMPANY ACT OF 1940 DURING THE LAST CALENDAR MONTH

      (See rules and instructions on back of this form. If acknowledgement is desired, file this form with the Commission in
              triplicate, plus a self-addressed, stamped envelope.)

                REPORT FOR CALENDAR MONTH ENDING January 31, 1999


                                  TRIDAN CORP.
--------------------------------------------------------------------------------
               (Name of registered closed-end investment company)


====================================================================================================================================
                                                                                   Approximate Asset
     Date of                                   Number                             Value or Approximate
      each                                       of               Price              Asset Coverage            Name of Seller
     Trans-          Identification of         Shares              per                per Share at                  or of
     action              Security            Purchased            Share             Time of Purchase           Seller's Broker
------------------------------------------------------------------------------------------------------------------------------------
     1/31/99       Common Stock               137.7865           $12.70                  $12.70               Lionel M. Larsonneur
                   $.02 par











====================================================================================================================================

REMARKS:

                                                            TRIDAN CORP.
                                                     ---------------------------
                                                          Name of Registrant


Date of Statement     April 5, 1999               By:   /s/ I. Robert Harris
                     ----------------------          ---------------------------
                                                                (Name)



                                                     I. Robert Harris, Secretary
                                                     ---------------------------
                                                               (Title)